Business Acquisitions - Additional Information (Details) - USD ($)							3 Months Ended		6 Months Ended
	Jun. 01, 2022	Jun. 11, 2021	Jan. 13, 2021	Jun. 01, 2020	Jan. 02, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Revenues							$ 393,163,000	$ 171,206,000	$ 673,298,000	$ 306,504,000
Net income (loss)						$ (5,288)	9,480,000		9,480,000
University Health Care and Its Affiliates
Business Acquisition [Line Items]
Business combination, consideration transferred		$ 611,120,000
Cash consideration paid		541,500,000
Business combination, contingent consideration		9,600,000
Finite-lived Intangible Assets Acquired		$ 45,200,000
Weighted-average amortization period		5 years
Revenues							30,600,000		16,100,000
Net income (loss)							30,600,000		16,100,000
University Health Care and Its Affiliates | University Brand
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									110,400,000
University Health Care and Its Affiliates | Provider Relationship
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									2,900,000
University Health Care and Its Affiliates | Class A common stock
Business Acquisition [Line Items]
Number of shares of equity interests issued to acquire entity		4,055,698
Business acquisition, equity interest issued value assigned		$ 60,000,000.0
HP Enterprises II LLC and Related Entities
Business Acquisition [Line Items]
Business combination, consideration transferred				$ 195,384,000
Cash consideration paid				149,300,000
Finite-lived Intangible Assets Acquired				$ 1,000,000.0
Weighted-average amortization period				5 years
Revenues							98,700,000	33,600,000	179,000,000.0	33,600,000
Net income (loss)							10,300,000	2,200,000	23,300,000	2,200,000
Payments made for an escrow agent			$ 18,000,000.0
Other payments to acquire businesses			$ 17,100,000
Business combination, consideration transferred, liabilities incurred				$ 16,100,000
Business combination, contingent consideration arrangements, description				due no later than five days following January 31, 2022.
HP Enterprises II LLC and Related Entities | Subsequent Event
Business Acquisition [Line Items]
Other payments to acquire businesses	$ 900,000
HP Enterprises II LLC and Related Entities | HP Brand
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									20,600,000
HP Enterprises II LLC and Related Entities | Payor relationships
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									96,400,000
HP Enterprises II LLC and Related Entities | Class A-4 Units
Business Acquisition [Line Items]
Number of shares of equity interests issued to acquire entity				923,076
Business acquisition, equity interest issued value assigned				$ 30,000,000.0
Primary Care Physicians and Related Entities
Business Acquisition [Line Items]
Business combination, consideration transferred					$ 60,209,000
Cash consideration paid					53,600,000
Finite-lived Intangible Assets Acquired					$ 800,000
Weighted-average amortization period					3 years
Revenues							12,800,000	4,200,000	23,600,000	12,600,000
Net income (loss)							$ 5,100,000	$ 500,000	8,100,000	$ 3,700,000
Business combination, pay-down of long-term debt					$ 1,500,000
Pay down of accounts payable and accrued expenses					$ 1,100,000
Primary Care Physicians and Related Entities | Primary Care Physicians Brand
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									4,000,000.0
Primary Care Physicians and Related Entities | Payor relationships
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired									$ 39,500,000
Primary Care Physicians and Related Entities | Class A-4 Units
Business Acquisition [Line Items]
Number of shares of equity interests issued to acquire entity					123,077
Business acquisition, equity interest issued value assigned					$ 4,000,000.0